OPERATING COSTS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating Costs [Abstract]
Cost of equipment sales	$ 1,946	$ 2,254
Merchandise for resale	261	242
Other external purchases	4,005	4,360
Employee salaries, benefits, and stock-based compensation	1,847	2,005
Total operating costs	$ 8,059	$ 8,861